Social and statutory obligations - Additional information (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Social And Statutory Obligations	R$ 1,365,253	R$ 1,310,911